UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rima Management, L.L.C.

Address:  110 East 55th Street, Suite 1600
          New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George Malikotsis
Title:    Vice President
Phone:    (514) 281-8082

Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY             February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:        113
                                          ----------------

Form 13F Information Table Value Total:  $ 315,584
                                         -----------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11888                Senvest International LLC

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE     SHRS OR   SH/ PUT/     INVESTMENT    OTHER  VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X 1000)   PRN AMT   PRN CALL     DISCRETION    MNGRS       SHARED
       --------------          --------------      -----     --------   -------   --- ----     ----------    -----       ------
ACACIA RESH CORP               ACACIA TCH COM    003881307       301       33,556 SH         SHARED-DEFINED    1          33,556
ADVANCED LIFE SCIENCES HLDGS   COM               00765H107     2,672    1,571,758 SH         SHARED-DEFINED    1       1,571,758
ALADDIN KNOWLEDGE SYS LTD      ORD               M0392N101     3,517      134,591 SH         SHARED-DEFINED    1         134,591
ALVARION LTD                   SHS               M0861T100       401       42,184 SH         SHARED-DEFINED    1          42,184
AMERICAN INTL GROUP INC        COM               026874107     2,973       51,000 SH         SHARED-DEFINED    1          51,000
AMICAS INC                     COM               001712108       548      205,829 SH         SHARED-DEFINED    1         205,829
AMPAL AMERN ISRAEL CORP        CL A              032015109        91       12,300 SH         SHARED-DEFINED    1          12,300
ARENA PHARMACEUTICALS INC      COM               040047102     8,558    1,092,937 SH         SHARED-DEFINED    1       1,092,937
ARIES MARITIME TRNSPRT LTD     SHS               G0474B105     1,584      241,789 SH         SHARED-DEFINED    1         241,789
AUDIOCODES LTD                 ORD               M15342104     4,110      812,251 SH         SHARED-DEFINED    1         812,251
BAYTEX ENERGY TR               TRUST UNIT        073176109       620       32,435 SH         SHARED-DEFINED    1          32,435
BBVA BANCO FRANCES S A         SPONSORED ADR     07329M100       534       70,500 SH         SHARED-DEFINED    1          70,500
BEA SYS INC                    COM               073325102       552       35,000 SH         SHARED-DEFINED    1          35,000
BROOKS AUTOMATION INC          COM               114340102       143       10,840 SH         SHARED-DEFINED    1          10,840
CALIFORNIA MICRO DEVICES COR   COM               130439102        83       17,900 SH         SHARED-DEFINED    1          17,900
CARDINAL HEALTH INC            COM               14149Y108     1,190       20,600 SH         SHARED-DEFINED    1          20,600
CARDIOME PHARMA CORPORATION    COM NEW           14159U202     7,473      837,738 SH         SHARED-DEFINED    1         837,738
CASUAL MALE RETAIL GRP INC     COM               148711104       738      142,400 SH         SHARED-DEFINED    1         142,400
CERADYNE INC                   COM               156710105       798       17,000 SH         SHARED-DEFINED    1          17,000
CEVA INC                       COM               157210105     9,066      742,513 SH         SHARED-DEFINED    1         742,513
CHECK POINT SOFTWARE TECH LT   ORD               M22465104     4,204      191,442 SH         SHARED-DEFINED    1         191,442
CISCO SYS INC                  COM               17275R102     1,911       70,580 SH         SHARED-DEFINED    1          70,580
CLARIENT INC                   COM               180489106       434      211,750 SH         SHARED-DEFINED    1         211,750
COEUR D ALENE MINES CORP IDA   COM               192108108       133       27,000 SH         SHARED-DEFINED    1          27,000
COMMTOUCH SOFTWARE LTD         ORD               M25596103       115       56,800 SH         SHARED-DEFINED    1          56,800
CUISINE SOLUTIONS INC          COM               229904107       116       27,000 SH         SHARED-DEFINED    1          27,000
DESCARTES SYS GROUP INC        COM               249906108       172       41,000 SH         SHARED-DEFINED    1          41,000
DSP GROUP INC                  COM               23332B106     1,552      127,181 SH         SHARED-DEFINED    1         127,181
DYAX CORP                      COM               26746E103     2,535      692,528 SH         SHARED-DEFINED    1         692,528
EBAY INC                       COM               278642103     4,740      142,800 SH         SHARED-DEFINED    1         142,800
ECTEL LTD                      ORD               M29925100       590      205,434 SH         SHARED-DEFINED    1         205,434
ELBIT SYS LTD                  ORD               M3760D101     1,024       17,193 SH         SHARED-DEFINED    1          17,193
E M C CORP MASS                COM               268648102       185       10,000 SH         SHARED-DEFINED    1          10,000
EMPIRE RESORTS INC             NOTE 8.000% 7/3   292052AB3       198      250,000 SH         SHARED-DEFINED    1         250,000
EMPIRE RESORTS INC             DEBT 5.500% 7/3   292052AC1       185      250,000 SH         SHARED-DEFINED    1         250,000
ENCORE CAP GROUP INC           COM               292554102     3,573      369,148 SH         SHARED-DEFINED    1         369,148
ENERGY PARTNERS LTD            COM               29270U105     1,871      158,400 SH         SHARED-DEFINED    1         158,400
EPIX PHARMACEUTICALS INC       COM NEW           26881Q309     1,046      265,497 SH         SHARED-DEFINED    1         265,497
FLEXTRONICS INTL LTD           ORD               Y2573F102     1,041       86,300 SH         SHARED-DEFINED    1          86,300
GEVITY HR INC                  COM               374393106       330       42,861 SH         SHARED-DEFINED    1          42,861
GUESS INC                      COM               401617105       959       25,300 SH         SHARED-DEFINED    1          25,300
HANGER ORTHOPEDIC GROUP INC    COM NEW           41043F208     3,850      349,700 SH         SHARED-DEFINED    1         349,700
HAYES LEMMERZ INTL INC         COM NEW           420781304        99       21,713 SH         SHARED-DEFINED    1          21,713
ICAGEN INC                     COM               45104P104        97       58,031 SH         SHARED-DEFINED    1          58,031
ICO GLOBAL COMM HLDGS LTD DE   CL A              44930K108       813      255,694 SH         SHARED-DEFINED    1         255,694
IMMERSION CORP                 COM               452521107     3,927      303,205 SH         SHARED-DEFINED    1         303,205
INTERNATIONAL ROYALTY CORP     COM               460277106     2,604      470,000 SH         SHARED-DEFINED    1         470,000
IOMEGA CORP                    COM NEW           462030305        79       22,800 SH         SHARED-DEFINED    1          22,800
ISHARES INC                    MSCI JAPAN        464286848       332       25,000 SH         SHARED-DEFINED    1          25,000
JACADA LTD                     ORD               M6184R101     1,455      393,360 SH         SHARED-DEFINED    1         393,360
LEGG MASON INC                 COM               524901105     4,170       57,000 SH         SHARED-DEFINED    1          57,000
LIBERTY MEDIA HLDG CORP        CAP COM SER A     53071M302       306        2,630 SH         SHARED-DEFINED    1           2,630
MAGAL SECURITY SYS LTD         ORD               M6786D104       304       48,100 SH         SHARED-DEFINED    1          48,100
MCMORAN EXPLORATION CO         COM               582411104     5,066      387,000 SH         SHARED-DEFINED    1         387,000
MERIDIAN RESOURCE CORP         COM               58977Q109       259      143,309 SH         SHARED-DEFINED    1         143,309
METALINK LTD                   ORD               M69897102       357       78,940 SH         SHARED-DEFINED    1          78,940
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F110    10,956       92,891 SH         SHARED-DEFINED    1          92,891
MRV COMMUNICATIONS INC         COM               553477100        77       33,000 SH         SHARED-DEFINED    1          33,000
MULTIBAND CORP                 COM NEW           62544X209        85       31,200 SH         SHARED-DEFINED    1          31,200
NASDAQ  STOCK MARKET INC       COM               631103108       262        5,300 SH         SHARED-DEFINED    1           5,300
NBTY INC                       COM               628782104     2,102       76,700 SH         SHARED-DEFINED    1          76,700
NEKTAR THERAPEUTICS            COM               640268108       519       77,400 SH         SHARED-DEFINED    1          77,400
NEUROMETRIX INC                COM               641255104       125       13,576 SH         SHARED-DEFINED    1          13,576
NOBLE INTL LTD                 COM               655053106       233       14,300 SH         SHARED-DEFINED    1          14,300
NORTHSTAR RLTY FIN CORP        COM               66704R100     2,813      315,388 SH         SHARED-DEFINED    1         315,388
NOVA MEASURING INSTRUMENTS L   COM               M7516K103     2,743    1,059,080 SH         SHARED-DEFINED    1       1,059,080
ODYSSEY MARINE EXPLORATION I   COM               676118102       667      107,813 SH         SHARED-DEFINED    1         107,813
ON TRACK INNOVATION LTD        SHS               M8791A109       242       67,088 SH         SHARED-DEFINED    1          67,088
OPENWAVE SYS INC               COM NEW           683718308       319      122,674 SH         SHARED-DEFINED    1         122,674
OPTIBASE LTD                   ORD               M7524R108        52       20,740 SH         SHARED-DEFINED    1          20,740
ORBOTECH LTD                   ORD               M75253100       934       53,225 SH         SHARED-DEFINED    1          53,225
PC-TEL INC                     COM               69325Q105       932      135,905 SH         SHARED-DEFINED    1         135,905
PHARMACOPEIA INC               COM               7171EP101     1,883      394,817 SH         SHARED-DEFINED    1         394,817
PHILLIPS VAN HEUSEN CORP       COM               718592108     2,854       77,438 SH         SHARED-DEFINED    1          77,438
PHOTOMEDEX INC                 COM               719358103       173      182,600 SH         SHARED-DEFINED    1         182,600
PRIDE INTL INC DEL             COM               74153Q102     5,149      151,900 SH         SHARED-DEFINED    1         151,900
PRIMEDIA INC                   COM NEW           74157K846       416       48,989 SH         SHARED-DEFINED    1          48,989
PROSHARES TR                   REAL EST PRO      74347R552    29,847      269,422 SH         SHARED-DEFINED    1         269,422
PT INDOSAT TBK                 SPONSORED ADR     744383100     2,534       54,328 SH         SHARED-DEFINED    1          54,328
QUEST RESOURCE CORP            COM NEW           748349305     1,391      193,993 SH         SHARED-DEFINED    1         193,993
QUICKLOGIC CORP                COM               74837P108     1,183      358,420 SH         SHARED-DEFINED    1         358,420
QUIKSILVER INC                 COM               74838C106    14,706    1,714,012 SH         SHARED-DEFINED    1       1,714,012
RADWARE LTD                    ORD               M81873107    16,454    1,068,413 SH         SHARED-DEFINED    1       1,068,413
RAM ENERGY RESOURCES INC       COM               75130P109     1,020      203,149 SH         SHARED-DEFINED    1         203,149
RAMTRON INTl CORP              COM NEW           751907304     1,013      235,531 SH         SHARED-DEFINED    1         235,531
SANDISK CORP                   COM               80004C101    50,165    1,512,368 SH         SHARED-DEFINED    1       1,512,368
SAPIENS INTL CORP N V          SHS NEW           N7716A151        25       18,600 SH         SHARED-DEFINED    1          18,600
SCPIE HLDGS INC                COM               78402P104     1,008       36,700 SH         SHARED-DEFINED    1          36,700
SILICON STORAGE TECHNOLOGY I   COM               827057100       138       46,158 SH         SHARED-DEFINED    1          46,158
SILVER WHEATON CORP            COM               828336107       434       25,600 SH         SHARED-DEFINED    1          25,600
SOVEREIGN BANCORP INC          COM               845905108       185       16,250 SH         SHARED-DEFINED    1          16,250
SPECTRUM PHARMACEUTICALS INC   COM               84763A108        60       22,000 SH         SHARED-DEFINED    1          22,000
STANDARD PAC CORP NEW          COM               85375C101       993      296,353 SH         SHARED-DEFINED    1         296,353
SUMTOTAL SYS INC               COM               866615107       870      183,064 SH         SHARED-DEFINED    1         183,064
SUPERTEX INC                   COM               868532102    20,182      644,995 SH         SHARED-DEFINED    1         644,995
SYNTROLEUM CORP                COM               871630109         9       10,400 SH         SHARED-DEFINED    1          10,400
TERRESTAR CORP                 COM               881451108     1,106      152,600 SH         SHARED-DEFINED    1         152,600
TIBCO SOFTWARE INC             COM               88632Q103       420       52,000 SH         SHARED-DEFINED    1          52,000
TIME WARNER INC                COM               887317105       330       20,000 SH         SHARED-DEFINED    1          20,000
TLC VISION CORP                COM               872549100        33       10,000 SH         SHARED-DEFINED    1          10,000
TTI TEAM TELECOM INTL LTD      ORD               M88258104     2,930    1,332,005 SH         SHARED-DEFINED    1       1,332,005
UBS AG                         SHS NEW           H89231338       225        4,900 SH         SHARED-DEFINED    1           4,900
VALUEVISION MEDIA INC          CL A              92047K107       189       30,000 SH         SHARED-DEFINED    1          30,000
VICAL INC                      COM               925602104     1,354      318,600 SH         SHARED-DEFINED    1         318,600
VICOR CORP                     COM               925815102     7,112      456,221 SH         SHARED-DEFINED    1         456,221
VISTEON CORP                   COM               92839U107     6,954    1,584,019 SH         SHARED-DEFINED    1       1,584,019
VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209       821       22,000 SH         SHARED-DEFINED    1          22,000
WARNACO GROUP INC              COM NEW           934390402     8,464      243,220 SH         SHARED-DEFINED    1         243,220
WHOLE FOODS MKT INC            COM               966837106     2,079       50,963 SH         SHARED-DEFINED    1          50,963
WINN DIXIE STORES INC          COM NEW           974280307     4,946      293,159 SH         SHARED-DEFINED    1         293,159
WYNDHAM WORLDWIDE CORP         COM               98310W108     2,476      105,100 SH         SHARED-DEFINED    1         105,100
XTL BIOPHARMACEUTICALS LTD     SPONSORED ADR     98386D109     2,257      791,937 SH         SHARED-DEFINED    1         791,937
ZENITH NATL INS CORP           COM               989390109     1,552       34,700 SH         SHARED-DEFINED    1          34,700

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